UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing

    /s/ Maria Cesario DeNicolo      Wheaton, IL   February 3, 2003

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None
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Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $31,160

List of Other Included Managers:
             Monetta Fund

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PAGE:    1 OF:   2      FORM 13F      NAME OF REPORTING MANAGER: MONETTA FINANCIAL SERVICES               #           DATE:12/31/02


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
ADC                   COMMON STOCK   000886101               21       10,000    X                             10000
TELECOMMUNICATIONS
ASTORIA FINANCIAL     COMMON STOCK   046265104              815       30,000    X                             30000
CORP.
ALTERA CORPORATION    COMMON STOCK   021441100              926       75,000    X                             75000

ARIBA INC             COMMON STOCK   04033V104               50       20,000    X                             20000

ANTHEM, INC.          COMMON STOCK   03674B104            1,145       18,200    X                             18200

ATMEL CORP.           COMMON STOCK   049513104               33       15,000    X                             15000

AUTOZONE INC.         COMMON STOCK   053332102            1,554       22,000    X                             22000

BJ SERVICES CO.       COMMON STOCK   055482103              872       27,000    X                             27000

CITIGROUP INC.        COMMON STOCK   172967101              704       20,000    X                             20000

CABOT                 COMMON STOCK   12709P103              821       17,400    X                             17400
MICROELECTRONICS
CISCO SYSTEMS INC     COMMON STOCK   17275R102            1,323      101,000    X                            101000

CENTEX CORP.          COMMON STOCK   152312104            1,004       20,000    X                             20000

DELL COMPUTER CORP.   COMMON STOCK   247025109              695       26,000    X                             26000

HENRY SCHEIN INC      COMMON STOCK   806407102            1,440       32,000    X                             32000

INTEL CORP            COMMON STOCK   458140100              274       17,600    X                             17600

I2 TECHNOLOGIES, INC  COMMON STOCK   465754109               12       10,000    X                             10000

JDS UNIPHASE CORP.    COMMON STOCK   46612J101               47       19,000    X                             19000

JOHNSON & JOHNSON     COMMON STOCK   478160104              806       15,000    X                             15000

KB HOME               COMMON STOCK   48666K109              746       17,400    X                             17400

LINEAR TECHNOLOGY     COMMON STOCK   535678106              946       36,800    X                             36800

MGM MIRAGE            COMMON STOCK   552953101              495       15,000    X                             15000

MOHAWK INDUSTRIES     COMMON STOCK   608190104              456        8,000    X                              8000

MARATHON OIL CORP     COMMON STOCK   565849106            1,277       60,000    X                             60000

MICROSOFT CORP        COMMON STOCK   594918104            2,900       56,100    X                             56100

MAXIM INTEGRATED      COMMON STOCK   57772K101              562       17,000    X                             17000
PRODUCTS
NEXTEL COMMUNICATION  COMMON STOCK   65332V103              139       12,000    X                             12000
INC-A
NEW YORK COMMUNITY    COMMON STOCK   649445103            1,531       53,000    X                             53000
BANCORP, INC.
OPENWAVE SYSTEMS INC  COMMON STOCK   683718100               80       40,000    X                             40000

ORACLE CORPORATION    COMMON STOCK   68389X105            1,037       96,000    X                             96000

PFIZER INC            COMMON STOCK   717081103              948       31,000    X                             31000

PULTE HOMES, INC.     COMMON STOCK   745867101              718       15,000    X                             15000

TRANSOCEAN SEDCO      COMMON STOCK   G90078109            1,114       48,000    X                             48000
FOREX INC
SANMINA-SCI CORP.     COMMON STOCK   800907107               58       13,000    X                             13000

CHARLES SCHWAB CORP   COMMON STOCK   808513105              130       12,000    X                             12000

TOLL BROTHERS         COMMON STOCK   889478103              808       40,000    X                             40000

TESORO PETROLEUM      COMMON STOCK   881609101              226       50,000    X                             50000

VALERO ENERGY CORP    COMMON STOCK   91913Y100              887       24,000    X                             24000

VITESSE SEMICONDUCTR  COMMON STOCK   928497106               44       20,000    X                             20000

WACHOVIA CORP.        COMMON STOCK   929903102            1,822       50,000    X                             50000

WELLS FARGO & CO.     COMMON STOCK   949746101              984       21,000    X                             21000

THE WILLIAMS          COMMON STOCK   969457100               87       32,100    X                             32100
COMPANIES, INC.
XLINX INC             COMMON STOCK   983919101              626       30,400    X                             30400

GRAND TOTAL:                                             31,160
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